Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Expenses and Other Payables
Summary of accrued expenses and other payables

	As of December 31,
	2017	2018	2018
	(RMB)	(RMB)	($)
Payroll and welfare payables	22,288,807	15,695,733	2,281,914
VAT and other tax payables	28,569,804	23,081,723	3,355,722
Other payables and accruals	3,911,569	2,915,745	423,903
Total accrued expenses and other payables	54,770,180	41,693,201	6,061,539